As Filed with the Securities and Exchange
                     Commission on September 14, 2001

                                                1933 Act File No. 33-3677
                                                1940 Act File No. 811-4603
==========================================================================
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No.                                            [ ]

Post-Effective Amendment No. 26                                        [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

Amendment No. 28                                                       [X]

                         (Check appropriate box or boxes.)

                             LB SERIES FUND, INC.
                             --------------------
                           (Exact Name of Registrant)

            625 Fourth Avenue South, Minneapolis, Minnesota 55415
            -----------------------------------------------------
                  (Address of Principal Executive Offices)

                                 (612) 340-7005
                         -------------------------------
                         (Registrant's Telephone Number)

                           John C. Bjork, Secretary
                              LB Series Fund, Inc.
                            625 Fourth Avenue South
                        Minneapolis, Minnesota  55415
               --------------------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box)
[ ]  Immediately upon filing pursuant to paragraph (b)
[ ]  On (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[x]  On November 30, 2001 pursuant to paragraph (a)(2).

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              LB SERIES FUND, INC.

                                  PROSPECTUS

                               NOVEMBER 30, 2001


FTI Small Cap Growth Portfolio
MFS Mid Cap Growth Portfolio
FI All Cap Portfolio
MFS Investors Growth Portfolio
TRP Growth Stock Portfolio
Value Portfolio
Limited Maturity Bond Portfolio



     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                      Page

The Portfolios

Investment Objectives, Principal Strategies and Risks, Volatility and
Performance
    FTI Small Cap Growth Portfolio
    MFS Mid Cap Growth Portfolio
    FI All Cap Portfolio
    MFS Investors Growth Portfolio
    TRP Growth Stock Portfolio
    Value Portfolio
    Limited Maturity Bond Portfolio

Management

The Separate Accounts and the Contracts

Net Asset Value

Distributions and Taxes

Other Securities and Investment Practices

FTI SMALL CAP GROWTH PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the FTI Small Cap Growth Portfolio is to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

     PRINCIPAL STRATEGIES. The FTI Small Cap Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 65% of its total assets in the equity securities of U.S. small capitalization (small cap) companies. For this Portfolio, small cap companies are those companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase. The Russell 2000 Index consists of 2000 small companies that have publicly traded securities. As of October 31, 2001, the top of the range of the Russell 2000 Index was $__________. The Portfolio may continue to hold an investment even if, through market appreciation, the company is no longer a small cap company. The Portfolio generally maintains a median market cap value of approximately $1.5 billion or lower.

      Franklin Advisers, Inc. ("FAI"), the Portfolio's subadviser, uses fundamental investment analysis and bottom-up investment techniques to select companies that it believes are positioned for above-average growth in revenues, earnings or assets. (Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.) FAI relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential. In choosing individual equity investments for the Portfolio, FAI also considers sectors that have growth potential and fast growing, innovative companies within these sectors. Consequently, the Portfolio, from time to time, may have significant positions in particular sectors such as electronic technology and technology services.

     The FTI Small Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

     PRINCIPAL RISKS. The FTI Small Cap Growth Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     In addition, the FTI Small Cap Growth Portfolio will be invested in smaller companies with shorter histories and less seasoned operations. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources. Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected.

     To the extent that the FTI Small Cap Growth Portfolio has significant investments in one or a few sectors, it bears more risk than a Portfolio which maintains broad sector diversification. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

     For these and other reasons, the FTI Small Cap Growth Portfolio may underperform other stock Portfolios (such as large company stock Portfolios) when stocks of small or growth companies are out of favor.

     The success of the FTI Small Cap Growth Portfolio's investment strategy depends significantly on FAI's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the FTI Small Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The FTI Small Cap Growth Portfolio cannot be certain that it will achieve its objective.

     The FTI Small Cap Growth Portfolio commenced operations on ___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


MFS MID CAP GROWTH PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the MFS Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.

     PRINCIPAL STRATEGIES. The MFS Mid Cap Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the Portfolio's subadviser, Massachusetts Financial Services Company ("MFS"), believes have above-average growth potential.

     Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index range at the time of the Portfolio's investment. As of October 31, 2001, the top of the range of the Russell Midcap(TM) Growth Index was $___________. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap(TM) Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 65% investment policy. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses fundamental investment analysis and bottom-up investment techniques to select securities of companies which it considers well-run and positioned for growth in earnings and/or share price. (Fundamental investment analysis is defined on Page __.)

     The MFS Mid Cap Growth Portfolio is a non-diversified mutual fund.
This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers.

     The Portfolio may invest in foreign securities (including emerging markets securities) through which it may have exposure to foreign currencies.

      The MFS Mid Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

     The Portfolio may engage in active and frequent trading to achieve its principal investment policies.

     PRINCIPAL RISKS. The MFS Mid Cap Growth Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected.

     Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     Because the MFS Mid Cap Growth Portfolio may invest its assets in a small number of issuers, it is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified Portfolio.

     The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading may increase transaction costs, which could detract from the Portfolio's performance.

     For these and other reasons, the MFS Mid Cap Growth Portfolio may underperform other stock Portfolios.

     The success of the Portfolio's investment strategy depends significantly on MFS' skill in assessing the potential of the securities in which the Portfolio invests. Shares of the MFS Mid Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The MFS Mid Cap Growth Portfolio cannot be certain that it will achieve its objective.

     The MFS Mid Cap Growth Portfolio commenced operations on ___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


FI ALL CAP PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the FI All Cap Portfolio is to seek long-term growth of capital.

     PRINCIPAL STRATEGIES. The FI All Cap Portfolio's principal strategy for achieving its objective is normally to invest the Portfolio's assets primarily in common stocks.

     Fidelity Management & Research Company ("FMR"), the Portfolio's subadviser, is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types.

     FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

     In buying and selling securities for the Portfolio, FMR relies on quantitative and fundamental analysis. FMR analyzes securities using statistical models to evaluate growth potential, valuation, liquidity and investment risk. FMR also relies on fundamental investment analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. (Fundamental investment analysis is defined on Page __.) Factors considered include growth potential, earnings estimates, and management.

     FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

     PRINCIPAL RISKS. The FI All Cap Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     In addition, the value of an individual security or particular type of company can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

     Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     Investments in futures and options, if any, are subject to additional volatility and potential losses.

     For these and other reasons, the FI All Cap Portfolio may underperform other stock Portfolios.

     The success of the Portfolio's investment strategy depends significantly on FMR's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the FI All Cap Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The FI All Cap Portfolio cannot be certain that it will achieve its objective.

     The FI All Cap Portfolio commenced operations on ___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


MFS INVESTORS GROWTH PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the MFS Investors Growth Portfolio is to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

     PRINCIPAL STRATEGIES. The MFS Investors Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 80% of its assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which its subadviser, Massachusetts Financial Services Company ("MFS"), believes offer better than average prospects for long-term growth.

     MFS uses fundamental investment analysis and bottom-up investment techniques to select securities of companies which it considers well-run and positioned for growth in earnings and/or share price. (Fundamental investment analysis is defined on Page __.) MFS looks particularly for companies which demonstrate:

o  A strong franchise, strong cash flows and a recurring revenue stream

o  A strong industry position, where there is
   *  potential for high profit margins
   *  substantial barriers to new entry in the industry

o  A strong management with a clearly defined strategy

o  New products or services

     Consistent with its investment strategy the Portfolio may invest in foreign securities through which it may have exposure to foreign currencies.

     The MFS Investors Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

     The Portfolio may engage in active and frequent trading to achieve its principal investment policies.

     PRINCIPAL RISKS. The MFS Investors Growth Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies. Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected.

     Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.
Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     The Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading may increase transaction costs, which could detract from the Portfolio's performance.

     For these and other reasons, the MFS Investors Growth Portfolio may underperform other stock Portfolios.

     The success of the Portfolio's investment strategy depends significantly on MFS' skill in assessing the potential of the securities in which the Portfolio invests. Shares of the MFS Investors Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The MFS Investors Growth Portfolio cannot be certain that it will achieve its objective.

     The MFS Investors Growth Portfolio commenced operations on ___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


TRP GROWTH STOCK PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the TRP Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

     PRINCIPAL STRATEGIES. The TRP Growth Stock Portfolio's principal strategy for achieving its objective is to invest at least 65% of total assets in the common stocks of a diversified group of growth companies. T. Rowe Price Associates, Inc.("T. Rowe Price"), the Portfolio's subadviser, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

     In selecting stocks, T. Rowe Price generally favors companies with one or more of the following characteristics:

o  Superior growth in earnings and cash flow.

o The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.

o A lucrative niche in the economy that enables the company to expand even during times of slow growth. Ideally, profit margins should be widening due to economic factors rather than one-time events such as lower taxes.

     While the Portfolio invests primarily (at least 65%) in U.S. common stocks, it may also invest in foreign stocks, futures, and options, in keeping with fund objectives.

     The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

     PRINCIPAL RISKS. The TRP Growth Stock Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected. The Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock Portfolios.

     Foreign securities are generally more volatile than their domestic counterparts, in part because of greater political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply, and errors and delays may occur in the settlement process for foreign securities.

     Investments in futures and options, if any, are subject to additional volatility and potential losses.

     For these and other reasons, the TRP Growth Stock Portfolio may underperform other stock Portfolios.

     The success of the Portfolio's investment strategy depends significantly on T. Rowe Price's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the TRP Growth Stock Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The TRP Growth Stock Portfolio cannot be certain that it will achieve its objective.

     The TRP Growth Stock Portfolio commenced operations on ___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


VALUE PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the Value Portfolio is to achieve long-term growth of capital.

     PRINCIPAL STRATEGIES. The principal strategy for achieving this objective is to invest, under normal market conditions, at least 65% of its assets in common stocks of large market capitalization companies which Lutheran Brotherhood believes to be undervalued. Lutheran Brotherhood, the Portfolio's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Based on Lipper's guidelines as of ________, 2001, companies with large market capitalizations are those with market capitalizations of at least $__billion. Lutheran Brotherhood uses both fundamental and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios.
(Fundamental investment analysis is defined on Page _. Technical investment analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.) (The price-to-earnings [P/E] ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth.) (The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.)

      The Value Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

     PRINCIPAL RISKS. The Value Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

     There is also a risk the prices of stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

     For these and other reasons, the Value Portfolio may underperform other stock funds.

     The success of the Portfolio's investment strategy depends significantly on Lutheran Brotherhood's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the Value Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Value Portfolio cannot be certain that it will achieve its objective.

     The Value Portfolio commenced operations on ___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


LIMITED MATURITY BOND PORTFOLIO

     INVESTMENT OBJECTIVE. The investment objective of the Limited Maturity Bond Portfolio is to seek a high level of current income consistent with stability of principal.

     PRINCIPAL STRATEGIES. The Limited Maturity Bond Portfolio invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the Limited Maturity Bond Portfolio is expected to be between one and five years. (The average dollar-weighted maturity of a portfolio is determined by calculating the average maturity of each debt security owned by the portfolio, weighting each security according to the amount that it represents in the portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.) Under normal market conditions, the Limited Maturity Bond Portfolio invests at least 65% of its assets in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's Corporation or unrated securities considered to be of comparable quality by
Lutheran Brotherhood, the Portfolio's investment adviser.   The Portfolio
may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by S&P or the Ba major rating category by Moody's or are unrated but considered to be of comparable quality by Lutheran Brotherhood.

     Lutheran Brotherhood uses both fundamental and technical investment analysis techniques to determine what debt obligations to buy and sell. (Fundamental investment analysis is defined on Page __and technical investment analysis is defined on Page _.) Lutheran Brotherhood focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

     PRINCIPAL RISKS. The Limited Maturity Bond Portfolio's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the Limited Maturity Bond Portfolio to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.) (Maturity is a measure of the remaining time before the bond must be repaid.) (Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security. Duration considers the bond's cash flows and the time value of money.)

     In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     For all bonds there is a risk that an issuer will default. Lower rated bonds generally are more susceptible to risk of default than higher rated bonds, and for the Limited Maturity Bond Portfolio, this risk increases as Lutheran Brotherhood increases the percentage of the Portfolio's investments in lower rated investment-grade bonds or in high-yield bonds.

     The success of the Portfolio's investment strategy depends significantly on Lutheran Brotherhood's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the Limited Maturity Bond Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Limited Maturity Bond Portfolio cannot be certain that it will achieve its objective.

     The Limited Maturity Bond Portfolio commenced operations on
___________, 2001. No bar chart or performance table has been included for the Portfolio. Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.


MANAGEMENT

     Lutheran Brotherhood, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund"). Lutheran Brotherhood and its wholly-owned subsidiary, Lutheran Brotherhood Research Corp., have been in the investment advisory business since 1970. As of June 30, 2001, Lutheran Brotherhood had assets under management of approximately $25.6 billion.

     For the Value Portfolio and the Limited Maturity Bond Portfolio, Lutheran Brotherhood provides investment research and supervision of the Portfolio's assets. For each of the FTI Small Cap Growth Portfolio, the MFS Mid Cap Growth Portfolio, the FI All Cap Portfolio, the MFS Investors Growth Portfolio, and the TRP Growth Stock Portfolio (the "Subadvised Portfolios"), Lutheran Brotherhood establishes the overall investment strategy for the Subadvised Portfolio and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Fund, one or more subadvisers to manage the investments of the Subadvised Portfolio. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Lutheran Brotherhood has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

     Lutheran Brotherhood and the Fund have applied for an exemptive order from the Securities and Exchange Commission ("SEC") that would permit Lutheran Brotherhood and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for the Subadvised Portfolios, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Subadvised Portfolios. Lutheran Brotherhood would notify variable contract owners in the event of any change in the identity of the subadviser of a Subadvised Portfolio. Until or unless this exemptive order is granted, if a duly appointed subadviser is terminated or otherwise ceases to advise, the Fund would be required to submit the investment subadvisory agreement with the new subadviser to the shareholders of the Subadvised Portfolio for approval. There is no guarantee that the SEC will grant such exemptive order.

     Lutheran Brotherhood has entered into an agreement with Aid Association for Lutherans ("AAL") under which Lutheran Brotherhood will merge with and into AAL. Like Lutheran Brotherhood, AAL is a fraternal benefit society. The merger, which has received initial approval from the Boards of Directors of the two companies, is subject to approval from several government agencies and certain other conditions. Among those other conditions, the supreme governing body of each company must grant final approval. The merger is expected to close on or before December 31, 2001.

     It is anticipated that, after the merger, the merged organization will serve as the investment adviser to each of the Portfolios, subject to approval of a new investment advisory contract with the merged organization by the Fund's Board of Directors and by shareholders. It is anticipated that the scope of services and fees payable under the new investment advisory contract will be equivalent to the services and fees under the current investment advisory contract.

     Information regarding the subadvisers for each of the Subadvised Portfolios and the persons who are responsible for the day-to-day management of the Portfolios is below.


FTI SMALL CAP GROWTH PORTFOLIO

     Lutheran Brotherhood has engaged Franklin Advisers, Inc. ("FAI"), One Franklin Parkway, San Mateo, California 94403-1906, as investment subadviser for the FTI Small Cap Growth Portfolio. FAI is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Together, FAI and its affiliates manage over $261 billion in assets as of March 31, 2001.

     Edward B. Jamieson, executive vice president of FAI, Michael McCarthy, vice president of FAI, and Aidan O'Connell, portfolio manager of FAI, serve as portfolio managers of the FTI Small Cap Growth Portfolio. Mr. Jamieson has served as a portfolio manager of the FTI Small Cap Growth Portfolio since its inception in ______ 2001. He joined Franklin Templeton Investments in 1987 and has served as a portfolio manager of the Franklin Small Cap Growth Fund since 1992. Mr. McCarthy has served as a portfolio manager of the FTI Small Cap Growth Portfolio since its inception in ______ 2001. He joined Franklin Templeton Investments in 1992 and has served as a portfolio manager of Franklin Small Cap Growth Fund since 1993. Mr. O'Connell has served as a portfolio manager of the FTI Small Cap Growth Portfolio since its inception in ______ 2001. He joined Franklin Templeton Investments in 1998 as a portfolio manager of Franklin Small Cap Growth Fund. Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.


MFS MID CAP GROWTH PORTFOLIO

     Lutheran Brotherhood has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, as investment subadviser for the MFS Mid Cap Growth Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $144 billion as of June 30, 2001.

     Mark Regan, senior vice president of MFS, and David E. Sette-Ducatti, senior vice president of MFS, serve as co-portfolio managers of the MFS Mid Cap Growth Portfolio. Mr. Regan has served as co-portfolio manager of the MFS Mid Cap Growth Portfolio since its inception in ______ 2001. He has been employed in the investment management area of MFS since 1989 and has served as a portfolio manager of MFS Mid Cap Growth Fund since 1993. Mr. Sette-Ducatti has served as co-portfolio manager of the MFS Mid Cap Growth Portfolio since its inception in ______ 2001. He has been employed in the investment management area of MFS since 1995 and has served as a portfolio manager of MFS Mid Cap Growth Fund since 2000.


FI ALL CAP PORTFOLIO

     Lutheran Brotherhood has engaged Fidelity Management & Research Company ("FMR"), 82 Devonshire Street, Boston, Massachusetts 02109, as investment subadviser for the FI All Cap Portfolio. In addition, FMR Co, Inc. ("FMRC"), a wholly-owned subsidiary of FMR, serves as the sub-subadviser for the FI All Cap Portfolio. FMRC will be primarily responsible for choosing investments for the Portfolio. FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers. As of June 30, 2001, FMR and its affiliates had approximately $903 billion in mutual fund assets under management.

     Bruce Dirks serves as portfolio manager of the FI All Cap Portfolio. Mr. Dirks has served as portfolio manager of the FI All Cap Growth Portfolio since its inception in ______, 2001. He has been employed by FMR as a portfolio manager since 2000, and has over 13 years in the financial services industry. Prior to joining FMR, Mr. Dirks served seven years as a vice president of investments at TRW Investment Management Corporation.


MFS INVESTORS GROWTH PORTFOLIO

     Lutheran Brotherhood has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, as investment subadviser for the MFS Investors Growth Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $144 billion as of June 30, 2001.

     Stephen Pesek, senior vice president of MFS, serves as portfolio manager of the MFS Investors Growth Portfolio. Mr. Pesek has served as co-portfolio manager of the MFS Investors Growth Portfolio since its inception in ______ 2001. He has been employed in the investment management area of MFS since 1994 and has served as a portfolio manager of Massachusetts Investors Growth Stock Fund since 1999.


TRP GROWTH STOCK PORTFOLIO

     Lutheran Brotherhood has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the TRP Growth Stock Portfolio. T. Rowe Price has 64 years of investment management experience. T. Rowe Price had approximately $158.6 billion total assets under management as of June 30, 2001.

     Robert W. Smith, managing director of T. Rowe Price, serves as portfolio manager of TRP Growth Stock Portfolio. Mr. Smith has served as portfolio manager of TRP Growth Stock Portfolio since its inception in ______ 2001. He also serves as portfolio manager of the retail T. Rowe Price Growth Stock Fund. He has been employed in the investment management area of T. Rowe Price since 1992.


VALUE PORTFOLIO

     Harold R. Goldstein, portfolio manager of Lutheran Brotherhood, has served as the portfolio manager of the Value Portfolio since its inception in ______ 2001. He has also served as portfolio manager of Lutheran Brotherhood Value Fund since 1999. Mr. Goldstein has been with Lutheran Brotherhood since 1993, and has previously served as the associate portfolio manager of Lutheran Brotherhood Fund and the portfolio manager of the equities portfolio for Lutheran Brotherhood's general account.


LIMITED MATURITY BOND PORTFOLIO

     Michael G. Landreville, assistant vice president of Lutheran Brotherhood, has served as portfolio manager of the Limited Maturity Bond Portfolio since its inception in ______ 2001. Mr. Landreville has also served as co-portfolio manager of the Income Portfolio since June 2001, and he has served as portfolio manager of Lutheran Brotherhood Limited Maturity Bond Fund and Lutheran Brotherhood Income Fund since 1999. Mr. Landreville has been with Lutheran Brotherhood since 1983, and has served as associate portfolio manager from 1987 through 1997 and a portfolio manager since 1998.

     Personnel of Lutheran Brotherhood, FAI, MFS, FMR, FMRC, and T. Rowe Price may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.

     Each Portfolio pays an annual investment advisory fee to Lutheran Brotherhood. The advisory agreement between Lutheran Brotherhood and the Fund provides for the following advisory fees, expressed as a percentage of the Portfolio's net assets:

FTI Small Cap Growth Portfolio          $0-$500 million           1.00%
                                        More than $500 million     .90%

MFS Mid Cap Growth Portfolio            $0-$500 million            .90%
                                        More than $500 million     .80%

FI All Cap Portfolio                    $0-$500 million            .95%
                                        More than $500 million     .90%

MFS Investors Growth Portfolio          $0-$500 million            .80%
                                        More than $500 million     .70%

TRP Growth Stock Portfolio              $0-$500 million            .80%
                                        More than $500 million     .70%

Value Portfolio                                                    .60%

Limited Maturity Bond Portfolio                                    .40%


                  THE SEPARATE ACCOUNTS AND THE CONTRACTS

     Shares in the Fund are currently sold, without sales charges, only to separate accounts of Lutheran Brotherhood and Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"). These separate accounts fund benefits of variable annuity contracts. A Prospectus for your variable contract accompanies this Prospectus and describes how you may allocate the premiums and the assets relating to your variable contract among one or more of the thirteen subaccounts which correspond to the Portfolios of the Fund.

     The separate accounts of Lutheran Brotherhood and LBVIP place a single order to buy or sell shares of each Portfolio each business day. The separate accounts calculate the amount of the order based on the aggregate instructions from owners of the variable annuity contracts. Instructions received from contract owners before the close of the New York Stock Exchange ("NYSE")on a given day result in share purchases and redemptions at the net asset value ("NAV") calculated as of the close of the NYSE that day.


                               NET ASSET VALUE

     Each Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolios varies with the value of their investments. The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

     The Portfolios determine their NAV on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to change the allocation in your variable contract.


                            DISTRIBUTIONS AND TAXES

     Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

     Dividends.  Dividends are declared and paid as follows:

     - declared and paid daily               Limited Maturity Bond Portfolio

     - declared and paid annually            FTI Small Cap Growth Portfolio
                                             MFS Mid Cap Growth Portfolio
                                             FI All Cap Portfolio
                                             MFS Investors Growth Portfolio
                                             TRP Growth Stock Portfolio
                                             Value Portfolio

     Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

     Capital Gains. Capital gains distributions, if any, usually will be declared in February for the prior calendar year.

     Contract owners should review the documents pertaining to their variable annuity contracts for information regarding the personal tax consequences of purchasing such a contract.

     Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.


OTHER SECURITIES AND INVESTMENT PRACTICES

     The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2. The Portfolios may also invest in other securities and engage in other practices. Below are brief discussions of some of these securities, other practices in which certain of the Portfolios may engage, and their associated risks.

     REPURCHASE AGREEMENTS. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

     WHEN-ISSUED SECURITIES. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Limited Maturity Bond Portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

     ZERO COUPONS. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

     FOREIGN SECURITIES. Each of the Portfolios may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios may use foreign currencies and related instruments to hedge its foreign investments.

     Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

     RESTRICTED AND ILLIQUID SECURITIES. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

     SECURITIES LENDING. Each of the Portfolios may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

     DERIVATIVES. Each of the Portfolios may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

     While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

     The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

     With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

     HIGH-YIELD BONDS. Each of the Portfolios may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Portfolio invests in high-yield bonds, it takes on certain risks:

     o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
     o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

     GOVERNMENT BONDS AND MUNICIPAL BONDS. The Limited Maturity Bond Portfolio may also invest in government bonds and municipal bonds. As a result, the Portfolio's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

     SHORT-TERM TRADING. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio's transaction costs.

     INITIAL PUBLIC OFFERING. Each of the Portfolios may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

     INTERNATIONAL EXPOSURE. Many U.S. companies in which each Portfolio may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.

     BONDS. The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

     SECURITIES RATINGS. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser. High-yield bonds are below investment grade bonds in terms of quality.

     In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

     DEFENSIVE INVESTING. In response to market, economic, political, or other conditions, each Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

[Back cover page]




     The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-990-6290. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC Web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.



1940 Act File No. 811-4603

                    STATEMENT OF ADDITIONAL INFORMATION

                           LB SERIES FUND, INC.

                       FTI Small Cap Growth Portfolio
                        MFS Mid Cap Growth Portfolio
                            FI All Cap Portfolio
                       MFS Investors Growth Portfolio
                         TRP Growth Stock Portfolio
                              Value Portfolio
                       Limited Maturity Bond Portfolio

                              November 30, 2001


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated November 30, 2001, for the FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Stock Portfolio, Value Portfolio, and Limited Maturity Bond Portfolio, each a series, of LB Series Fund, Inc. (the "Fund"). To receive a copy of the Prospectus, write to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) 328-4552 for the Automated Service Line or
(800) 990-6290 to speak with a customer service associate.



                            TABLE OF CONTENTS

                                                                      PAGE

History of the Fund...................................................
Investment Policies and Restrictions..................................
Fund Management.......................................................
Investment Advisory Services..........................................
Brokerage Transactions................................................
Code of Ethics........................................................
Capital Stock.........................................................
Net Asset Value.......................................................
Tax Status............................................................
Calculation of Performance Data.......................................
Description of Debt Ratings...........................................

                                 HISTORY OF THE FUND

     The Fund is an open-end management investment company, organized as a Minnesota corporation on February 24, 1986. Prior to January 31, 1994, the Fund was known as LBVIP Series Fund, Inc. The Fund is made up of fourteen separate Portfolios. Each Portfolio of the Fund, except the MFS Mid Cap Growth Portfolio, is diversified. The MFS Mid Cap Growth Portfolio is non-diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock is issued with respect to each Portfolio.


                         INVESTMENT POLICIES AND RESTRICTIONS

ADDITIONAL INVESTMENT PRACTICES

     In addition to those practices stated in the Prospectus, various of the Portfolios may purchase the following securities or may engage in the following transactions.


OTHER SECURITIES

     The FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Stock Portfolio, and Value Portfolio may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

     The FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Stock Portfolio, and Value Portfolio will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

     The Limited Maturity Bond Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.


REPURCHASE AGREEMENTS

     Each of the Portfolios may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by Lutheran Brotherhood (or a subadviser) to be creditworthy.


RESTRICTED SECURITIES

     The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.


REVERSE REPURCHASE AGREEMENTS

     Each of the Portfolios also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time. The Portfolio will engage in reverse repurchase agreements which are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio's records at the trade date and maintained until the transaction is settled.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     Each of the Portfolios may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delaye delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.


LENDING SECURITIES

     Consistent with applicable regulatory requirements, each of the Portfolios may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Portfolio, Lutheran Brotherhood will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

     The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

     No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.


PUT AND CALL OPTIONS

     Selling ("Writing") Covered Call Options: The Portfolios may from time to time sell ("write") covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

     If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

     Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities which the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

     Selling Put Options: The Portfolios may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below). As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

     If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium
received for the option as additional income.   If the price of the
underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

     Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their investments. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

     Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

     Index Options: As part of its options transactions, the Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

     Combined Position Options: The Portfolios may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the
overall position.  For example, the Portfolios may   engage in "straddle"
and "spread" transactions. A straddle is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A spread is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Portfolio will depend on Lutheran Brotherhood's or the Subadviser's perception of anticipated market movements.

     Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled, "Risks of Transactions in Options and Futures". Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

     Closing Transactions: The Portfolios may dispose of options which they have written by entering into "closing purchase transactions". Those Portfolios may dispose of options which they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

     A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

     A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.


FINANCIAL FUTURES AND OPTIONS ON FUTURES

     Selling Futures Contracts: The Portfolios may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills, government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

     Futures contracts have been designed by and are traded on boards of trade which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

     When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

     The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a "good faith deposit" by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay "variation margin" equal to the daily change in the value of the position held by the Portfolio.

     Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities which they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and to protect the value of portfolio securities. A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities which a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities which a Portfolio intends to purchase.

     Options on Futures Contracts: The Portfolios may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities which a Portfolio intends to purchase.

     Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

     Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

     In addition, the FI All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.


HYBRID INVESTMENTS

     As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor which the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.


RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES

     There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

     There is a risk that Lutheran Brotherhood or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio's return to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on the expense of hedging and Lutheran Brotherhood's or a Portfolio's subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

     A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market. There is nonetheless no assurance that a liquid secondary market such as an exchange or board of trade will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

     Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.


FOREIGN FUTURES AND OPTIONS

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.


SHORT SALES AGAINST THE BOX

     The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.


FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES AND FOREIGN CURRENCY
TRANSACTIONS

     Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

     Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

     The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

     Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

     The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC").

     Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts would include, but not be limited to, the following:

     First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio's securities denominated in such foreign currency. Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Lutheran Brotherhood and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

     A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

     At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

     If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     A Portfolio's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

     Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


OTHER INVESTMENT COMPANIES

     A Portfolio may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, use a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.


EXCHANGE TRADED FUNDS (ETFs)

     These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.


PASSIVE FOREIGN INVESTMENT COMPANIES

     A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments. In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

     To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


TEMPORARY DEFENSIVE INVESTMENTS

     In response to market, economic, political, or other conditions, each Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.


PORTFOLIO TURNOVER RATE

     The rate of portfolio turnover in the Portfolios will not be a limiting factor when Lutheran Brotherhood or a subadviser deems changes in a Portfolio's assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio's investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.


INVESTMENT LIMITATIONS

     The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the Investment Company Act of 1940. (Under the Investment Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").) Under these restrictions:

1. None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio's total assets immediately after the time of such borrowing.

2. None of the Portfolios may issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3. None of the Portfolios, except the MFS Mid Cap Growth Portfolio, will make an investment unless, when considering all its other investments, 75% of the value of a Portfolio's assets would consist of cash; cash items; obligations of the U.S. Government, its agencies or instrumentalities; with respect to the FI All Cap Portfolio, securities of other investment companies; and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value f a Portfolio's assets and, with respect to the FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Portfolio, Value Portfolio, and Limited Maturity Bond Portfolio, to not more than 10% of the issuer's outstanding voting securities held by the Portfolio, and with respect to the other Portfolios, to not more than 10% of the issuer's outstanding voting securities held by the Fund as a whole.

4. None of the Portfolios will buy or sell real estate, commodities or commodity contracts, although the Portfolios may buy and sell securities or other instruments which are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operations and except that the Portfolios may enter into financial futures contracts, may purchase put options on financial futures contracts and may purchase and sell call options on financial futures contracts; provided that the FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Portfolio, Value Portfolio, and Limited Maturity Bond Portfolio may sell real estate or physical commodities acquired as a result of ownership of securities or other instruments.

5. None of the Portfolios may lend any of its assets except portfolio securities. The purchase of corporate or U.S. or foreign governmental bonds, debentures, notes, certificates of indebtedness, repurchase agreements or other debt securities of an issuer permitted by a Portfolio's investment objective and policies will not be considered a loan for purposes of this limitation.

6. None of the Portfolios will underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with respect to the FI All Cap Portfolio, with investments in other investment companies; and with loans that a Portfolio may make pursuant to paragraph 5 above.

7. None of the Portfolios will purchase securities of a company in any industry if as a result of the purchase a Portfolio's holdings of securities issued by companies in that industry would exceed 25% of the value of the Portfolio, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

     The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1. None of the Portfolios, except the FI All Cap Portfolio, will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio's total assets are outstanding.

2. The FI All Cap Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3. The FI All Cap Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. The FI All Cap Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.


                              FUND MANAGEMENT

     The Board of Directors of the Fund is responsible for the management and supervision of the Fund's business affairs and for exercising all powers except those reserved to the shareholders.

     The officers and Directors of the Fund and their addresses, positions with the Fund, and principal occupations are set forth below.



           NAME AND ADDRESS                 POSITION WITH THE FUND             PRINCIPAL OCCUPATION DURING THE
                                                                                         PAST 5 YEARS
Rolf F. Bjelland*                       Chairman, Director and            Retired Executive Vice President, Lutheran
625 Fourth Avenue South                 Retired President                 Brotherhood; Director and Chairman, LB
Minneapolis, MN                                                           Community Bank & Trust, fsb; Chairman and
Age 63                                                                    Trustee, The Lutheran Brotherhood Family of
                                                                          Funds


Herbert F. Eggerding, Jr.               Director                          Management consultant to several privately
12587 Glencroft Drive                                                     owned companies; formerly Executive Vice
St. Louis, MO                                                             President and Chief Financial Officer,
Age 64                                                                    Petrolite Corporation; Director, Lutheran
                                                                          Charities Foundation of St. Louis, MO;
                                                                          Trustee, The Lutheran Brotherhood Family of
                                                                          Funds


Noel K. Estenson                        Director                          Retired President and Chief Executive Officer,
CENEX, Inc.                                                               CENEX, Inc.; Vice Chairman, CF Industries;
P.O. Box 64089                                                            Board member, National Cooperative Refinery
St. Paul, MN                                                              Association; Board member, Farm Credit
Age 62                                                                    Leasing; Board member, National Council of
                                                                          Farmer Cooperatives; Trustee, The Lutheran
                                                                          Brotherhood Family of Funds


Jodi L. Harpstead                       Director                          President, Global Marketing and U.S. Sales,
Medtronic                                                                 Cardiac Rhythm Management for Medtronic,
7000 Central Avenue NE                                                    Inc.; Previously, Vice President, U.S.
Minneapolis, MN                                                           Pacing Sales Manager for Medtronic, Inc.;
Age 44                                                                    Board member of Delta Dental Plan of
                                                                          Minnesota; Trustee, The Lutheran Brotherhood
                                                                          Family of Funds


Connie M. Levi                          Director                          Retired President of the Greater
P.O. Box 675325                                                           Minneapolis Chamber of Commerce;
Rancho Santa Fe, CA                                                       served in the Minnesota House of
Age 62                                                                    Representatives from 1978 to 1986,
                                                                          including in the capacity as majority
                                                                          leader; former Director or member of
                                                                          numerous governmental, public service
                                                                          and non-profit boards and organizations;
                                                                          Director, Norstan, Inc.; Trustee, The
                                                                          Lutheran Brotherhood Family of Funds


Bruce J. Nicholson*                     Director                          President and Chief Operating Officer,
625 Fourth Avenue South                                                   Lutheran Brotherhood; Director, Chairman,
Minneapolis, MN                                                           President and Chief Executive Officer,
Age 54                                                                    Lutheran Brotherhood Financial Corporation;
                                                                          Director, Chairman, President and Chief
                                                                          Executive Officer, Lutheran Brotherhood
                                                                          Variable Insurance Products Company; Director
                                                                          and Chairman, Lutheran Brotherhood Research
                                                                          Corp.; Director and Chairman, Lutheran
                                                                          Brotherhood Securities Corp.; Director, LB
                                                                          Bancorp, Inc.; Director, LB Community Bank &
                                                                          Trust, fsb; Trustee, The Lutheran Brotherhood
                                                                          Family of Funds


John C. Bjork                           Secretary                         Counsel, Lutheran Brotherhood; Secretary,
625 Fourth Avenue South                                                   Lutheran Brotherhood Securities Corp.;
Minneapolis, MN                                                           Assistant Secretary, Lutheran Brotherhood
Age 48                                                                    Research Corp.; Assistant Secretary,
                                                                          Lutheran Brotherhood Variable Insurance
                                                                          Products Company; Assistant Secretary,
                                                                          Lutheran Brotherhood Financial Corporation;
                                                                          Assistant Secretary, Lutheran Brotherhood
                                                                          Property & Casualty Insurance Agency, Inc.;
                                                                          Secretary, The Lutheran Brotherhood Family of
                                                                          Funds


Randall L. Boushek                      Vice President                    Senior Vice President and Chief Investment
625 Fourth Avenue South                                                   Officer, Lutheran Brotherhood; Director
Minneapolis, MN                                                           and President, Lutheran Brotherhood
Age 44                                                                    Research Corp.; Director and Vice President,
                                                                          Lutheran Brotherhood Variable Insurance
                                                                          Products Company; Director and Vice President,
                                                                          Lutheran Brotherhood Securities Corp.;
                                                                          Director and Vice President, Lutheran
                                                                          Brotherhood Financial Corporation; Vice
                                                                          President, The Lutheran Brotherhood Family of
                                                                          Funds


Frederick P. Johnson                    Vice President                    Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood; Assistant Vice President,
Minneapolis, MN                                                           Lutheran Brotherhood Research Corp.;
Age 38                                                                    Assistant Vice President, Lutheran Brotherhood
                                                                          Variable Insurance Products Company; Assistant
                                                                          Vice President, Lutheran Brotherhood
                                                                          Securities Corp.; Vice President, The Lutheran
                                                                          Brotherhood Family of Funds


James R. Olson                          President                         Senior Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood; Director and Vice President,
Minneapolis, MN                                                           Lutheran Brotherhood Variable Insurance
Age 58                                                                    Products Company; Director and Vice President,
                                                                          Lutheran Brotherhood Research Corp.;
                                                                          Director and Vice President, Lutheran
                                                                          Brotherhood Securities Corp.; Director and
                                                                          Vice President, Lutheran Brotherhood Financial
                                                                          Corporation; Vice President, The Lutheran
                                                                          Brotherhood Family of Funds


Brenda J. Pederson                      Vice President                    Vice President, Lutheran
625 Fourth Avenue South                                                   Brotherhood; Assistant Vice President,
Minneapolis, MN                                                           Lutheran Brotherhood Securities Corp.;
Age 40                                                                    Vice President, The Lutheran Brotherhood
                                                                          Family of Funds


Richard B. Ruckdashel                   Vice President                    Vice President, Lutheran Brotherhood;
625 Fourth Avenue South                                                   Vice President, Lutheran Brotherhood
Minneapolis, MN                                                           Variable Insurance Products Company; Vice
Age 45                                                                    President, Lutheran Brotherhood
                                                                          Securities Corp.; Vice President,
                                                                          The Lutheran Brotherhood Family of Funds


Wade M. Voigt                           Treasurer and Principal           Assistant Vice President, Mutual Fund
625 Fourth Avenue South                 Accounting Officer                Accounting, Lutheran Brotherhood;
Minneapolis, MN                                                           Treasurer, The Lutheran Brotherhood
Age 45                                                                    Family of Funds
-----------------------
 (*)  "Interested person" of the Fund as defined in the Investment Company
      Act of 1940 by virtue of his positions with affiliated entities referred to elsewhere herein.


Executive Committee

     The present members of the Executive Committee of the Fund are Directors Bjelland (Chairman), Eggerding, and
Nicholson.  The Executive Committee assists the Board of Directors in fulfilling its duties with respect to the scheduling of Board meetings and their agendas.  The Executive Committee serves as a direct line of communication between the Board of Directors and management of the Fund and the investment adviser.  The Executive Committee meets as necessary, and generally meets at least once prior to each meeting of the Board of Directors.



COMPENSATION OF DIRECTORS AND OFFICERS

     The Fund makes no payments to any of its officers for services performed for the Fund. Directors of the Fund who are not interested persons of the Fund are paid an annual retainer fee of $29,500 and an annual fee of $11,000 per year to attend meetings of Board of Directors of the Fund complex.

     Directors who are not interested persons of the Fund are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.

     For the fiscal year ended December 31, 2000, the Directors of the Fund received the following amounts of compensation either directly or in the form of payments into a deferred compensation plan:






                                             PENSION OR
                                             RETIREMENT
                            AGGREGATE      BENEFITS ACCRUED    ESTIMATED ANNUAL   TOTAL COMPENSATION
NAME AND POSITION         COMPENSATION     AS PART OF FUND      BENEFITS UPON        PAID BY FUND
OF PERSON                  FROM FUND          EXPENSES           RETIREMENT        AND FUND COMPLEX (1)
Rolf F. Bjelland(2)         $     0         $      0            $      0               $     0
Chairman and Director

Herbert F. Eggerding, Jr.    18,528                0                   0                44,500
Director

Noel K. Estenson             16,583                0                   0                39,500
Director

Jodi L. Harpstead            16,583                0                   0                39,500
Director

Connie M. Levi               17,556                0                   0                42,000
Director

Bruce J. Nicholson(2)             0                0                   0                     0
Director

-------------------------
(1)  The "Fund Complex" includes eleven series of The Lutheran Brotherhood Family of Funds and the fourteen portfolios of LB Series Fund, Inc.
(2)  "Interested person" of the Fund as defined in the Investment Company Act of 1940.



CONTROL PERSONS AND PURCHASES OF SECURITIES

     Shares in the Fund are sold only to separate accounts (the "Accounts") of Lutheran Brotherhood and Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), to fund benefits under various variable annuity contracts issued by Lutheran Brotherhood and LBVIP (the "Contracts").

     The voting rights of Contract owners, and limitations on those rights, are explained in separate prospectuses relating to such Contracts. Lutheran Brotherhood and LBVIP, as the owners of the assets in the Accounts, are entitled to vote all of the shares of the Fund held to fund the benefits under the Contracts, but they will generally do so in accordance with the instructions of Contract owners. Any shares of a Portfolio attributable to a Contract for which no timely voting instructions are received, and any shares of that Portfolio held by Lutheran Brotherhood, LBVIP or any of their affiliates for their own account, will be voted by Lutheran Brotherhood and LBVIP in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Under certain circumstances described in the separate prospectus relating to the Contracts, however, Lutheran Brotherhood and LBVIP may disregard voting instructions received from Contract owners.


                     INVESTMENT ADVISORY SERVICES

     Lutheran Brotherhood is the investment adviser of the Fund. Lutheran Brotherhood is registered as an investment adviser under the Investment Advisers Act of 1940. Lutheran Brotherhood, founded in 1917 under the laws of Minnesota, is a fraternal benefit society owned by and operated for its members. It is subject to regulation by the Insurance Division of the State of Minnesota as well as by the insurance departments of all the other states and jurisdictions in which it does business. LBVIP is an indirect subsidiary of Lutheran Brotherhood.

     Certain directors and officers of the Fund are also affiliates of Lutheran Brotherhood and/or LBVIP. See "Fund Management".

     Investment decisions for the Value Portfolio and the Limited Maturity Bond Portfolio are made by Lutheran Brotherhood, subject to the overall direction of the Board of Directors. Lutheran Brotherhood also provides investment research and supervision of these Portfolios' investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets. Subject to the overall direction of the Board of Directors, Lutheran Brotherhood provides overall investment supervision of the FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, and the TRP Growth Stock Portfolio, with investment decisions being made by investment subadvisers.

     The Investment Advisory Agreement provides that it shall continue in effect with respect to each Portfolio from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not parties to the Advisory Contract or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     The Investment Advisory Agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Lutheran Brotherhood or LBVIP and all other expenses of the Fund (other than those assumed by Lutheran Brotherhood), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders' reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund's custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolio of the Fund, expenses of shareholders' meetings and expenses relating to the issuance, registration and qualification of shares of the Fund. Lutheran Brotherhood and LBVIP have agreed with the Fund to pay, or to reimburse the Fund for the payment of, all of the foregoing expenses.

     Lutheran Brotherhood also furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund and maintaining its organization, and investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund.

     Lutheran Brotherhood receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the table below.

FTI Small Cap Growth Portfolio          $0-$500 million           1.00%
                                        More than $500 million     .90

MFS Mid Cap Growth Portfolio            $0-$500 million            .90%
                                        More than $500 million     .80%

FI  All Cap Portfolio                   $0-$500 million            .95%
                                        More than $500 million     .90%

MFS Investors Growth Portfolio          $0-$500 million            .80%
                                        More than $500 million     .70%

TRP Growth Stock Portfolio              $0-$500 million            .80%
                                        More than $500 million     .70%

Value Portfolio                                                    .60%

Limited Maturity Bond Portfolio                                    .40%

     Lutheran Brotherhood, through the indirect ownership of Lutheran Brotherhood Research Corp., also serves as the investment adviser to several portfolio series of another investment company. When investment opportunities arise that may be appropriate for one of the Portfolios and one or more of such other companies, Lutheran Brotherhood will not favor one over another and may allocate investments among them in an impartial manner believed to be equitable to each entity involved. The allocations will be based on the investment objectives and current cash and investment position of each. Because the various entities for which Lutheran Brotherhood acts as investment adviser have different investment objectives and positions, the Adviser may from time to time buy a particular security for one or more such entities while at the same time it sells such securities for another.

     Lutheran Brotherhood has entered into an agreement with Aid Association for Lutherans ("AAL") under which Lutheran Brotherhood will merge with and into AAL. Like Lutheran Brotherhood, AAL is a fraternal benefit society. The merger, which has received initial approval from the Boards of Directors of the two companies, is subject to approval from several government agencies and certain other conditions. Among those other conditions, the supreme governing body of each company must grant final approval. The merger is expected to close on or before December 31, 2001.

     It is anticipated that, after the merger, the merged organization will serve as the investment adviser to each of the Portfolios, subject to approval of a new investment advisory contract with the merged organization by the Fund's Board of Directors and by shareholders. It is anticipated that the scope of services and fees payable under the new investment advisory contract will be equivalent to the services and fees under the current investment advisory contract.


FTI Small Cap Growth Portfolio

     Investment decisions for the FTI Small Cap Growth Portfolio are made by Franklin Advisers, Inc.("FAI "), which Lutheran Brotherhood has engaged as the subadviser for that Portfolio. FAI manages that Portfolio on a daily basis, subject to the overall direction of Lutheran Brotherhood and the Board of Directors.

     FAI is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries. Together, FAI and its affiliates manage over $261 billion in assets as of March 31, 2001.

     The Investment Subadvisory Agreement between Lutheran Brotherhood, the Fund and FAI (the "FAI Subadvisory Contract") provides that it shall continue in effect with respect to the FTI Small Cap Growth Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the FAI Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval. The FAI Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act). The FAI Subadvisory Contract may also be terminated by FAI on 60 days' written notice or by Lutheran Brotherhood (i) on at least 60 days' prior written notice to FAI, without the payment of any penalty; (ii) upon material breach by FAI of any of the representations and warranties set forth in the FAI Subadvisory Contract, if not cured within 20 days; or (iii) if FAI becomes unable to discharge its duties and obligations under the FAI Subadvisory Contract. The FAI Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     Lutheran Brotherhood pays FAI an annual subadvisory fee for the performance of subadvisory services. The fee payable is equal to a percentage of the FTI Small Cap Growth Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to 0.60% of average daily net assets up to $200 million, 0.52% of average daily net assets over $200 million but not over $500 million, and 0.50% of average daily net assets over $500 million.


MFS Mid Cap Growth Portfolio

      Investment decisions for the MFS Mid Cap Growth Portfolio are made by Massachusetts Financial Services Company ("MFS "), which Lutheran
Brotherhood has engaged as the subadviser for that Portfolio. MFS manages that Portfolio on a daily basis, subject to the overall direction of Lutheran Brotherhood and the Board of Directors.

     MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $144 billion as of June 30, 2001.

     The Investment Subadvisory Contract between Lutheran Brotherhood, the Fund and MFS (the "MFS Subadvisory Contract") provides that it shall continue in effect with respect to the MFS Mid Cap Growth Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the MFS Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval. The MFS Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act). The MFS Subadvisory Contract may also be terminated by FAI on 60 days' written notice or by Lutheran Brotherhood (i) on at least 60 days' prior written notice to MFS , without the payment of any penalty; (ii) upon material breach by MFS of any of the representations and warranties set forth in the FAI Subadvisory Contract, if not cured within 20 days; or (iii) if MFS becomes unable to discharge its duties and obligations under the MFS Subadvisory Contract. The MFS Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     Lutheran Brotherhood pays MFS an annual subadvisory fee for the performance of subadvisory services. The fee payable is equal to a percentage of the MFS Mid Cap Growth Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to .475% of average daily net assets up to $100 million, .42% of average daily net assets over $100 million but not over $500 million, and .35% of average daily net assets over $500 million.


FI All Cap Portfolio

     Investment decisions for the FI All Cap Portfolio are made by Fidelity Management & Research Company("FMR"), which serves as the subadviser for the Portfolio. Lutheran Brotherhood has engaged FMR to manage the Portfolio on a daily basis, subject to the overall direction of Lutheran Brotherhood and the Board of Directors. FMR Co, Inc., a wholly-owned subsidiary of FMR, serves as sub-subadviser for the Portfolio.

     FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers. As of June 30, 2001, FMR and its affiliates had approximately $903 billion in mutual fund assets under management.

     The Investment Subadvisory Contract between Lutheran Brotherhood, the Fund, and FMR the ("FMR Subadvisory Contract") provides that it shall continue in effect with respect to the FI All Cap Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the FMR Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval. The FMR Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act). The FMR Subadvisory Contract may also be terminated by FMR on 60 days' written notice or by Lutheran Brotherhood (i) on at least 60 days' prior written notice to FMR, without the payment of any penalty; or (ii) upon material breach by FMR of any of the representations and warranties set forth in the FMR Subadvisory Contract, if not cured within 20 days. The FMR Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     Lutheran Brotherhood pays FMR an annual subadvisory fee for the performance of subadvisory services. The fee payable is equal to a percentage of the FI All Cap Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to .60% of average daily net assets up to $100 million, .55% of average daily net assets over $100 million but not over $500 million, .50% of average daily net assets over $500 million but not over $750 million, and
 .45% of average daily net assets over $750 million.


MFS Investors Growth Portfolio

      Investment decisions for the MFS Investors Growth Portfolio are made by Massachusetts Financial Services Company ("MFS "), which Lutheran Brotherhood has engaged as the subadviser for that Portfolio. MFS manages that Portfolio on a daily basis, subject to the overall direction of Lutheran Brotherhood and the Board of Directors.

     MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $144 billion as of June 30, 2001.

     The Investment Subadvisory Contract between Lutheran Brotherhood, the Fund and MFS (the "MFS Subadvisory Contract") provides that it shall continue in effect with respect to the MFS Investors Growth Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the MFS Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval. The MFS Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act). The MFS Subadvisory Contract may also be terminated by FAI on 60 days' written notice or by Lutheran Brotherhood (i) on at least 60 days' prior written notice to MFS , without the payment of any penalty; (ii) upon material breach by MFS of any of the representations and warranties set forth in the FAI Subadvisory Contract, if not cured within 20 days; or (iii) if MFS becomes unable to discharge its duties and obligations under the MFS Subadvisory Contract. The MFS Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     Lutheran Brotherhood pays MFS an annual subadvisory fee for the performance of subadvisory services. The fee payable is equal to a percentage of the MFS Investors Growth Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to .425% of average daily net assets up to $100 million, .40% of average daily net assets over $100 million but not over $500 million, and .35% of average daily net assets over $500 million.


TRP Growth Stock Portfolio

      Investment decisions for the TRP Growth Stock Portfolio are made by T. Rowe Price Associates, Inc. ("T. Rowe Price "), which Lutheran Brotherhood has engaged as the subadviser for the Portfolio. T. Rowe Price manages the Portfolio on a daily basis, subject to the overall direction of Lutheran Brotherhood and the Board of Directors.

     T. Rowe Price has 64 years of investment management experience and approximately $158.6 billion total assets under management as of June 30, 2001.

     The Investment Subadvisory Contract between Lutheran Brotherhood, the Fund and T. Rowe Price (the "T. Rowe Price Subadvisory Contract") provides that it shall continue in effect with respect to the TRP Growth Stock Portfolio for two years from its effective date and thereafter from year to year as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act) or by the Directors of the Fund, and (ii) in either event by a vote of a majority of the Directors who are not "interested persons" of any party to the T. Rowe Price Subadvisory Contract, cast in person at a meeting called for the purpose of voting on such approval. The T. Rowe Price Subadvisory Contract may be terminated on 60 days' written notice by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of such Portfolio (as defined in the 1940 Act). The T. Rowe Price Subadvisory Contract may also be terminated by T. Rowe Price on 60 days' written notice or by Lutheran Brotherhood (i) on at least 60 days' prior written notice to T. Rowe Price, without the payment of any penalty;
(ii) upon material breach by T. Rowe Price of any of the representations and warranties set forth in the T. Rowe Price Subadvisory Contract, if not cured within 20 days; or (iii) if T. Rowe Price becomes unable to discharge its duties and obligations under the T. Rowe Price Subadvisory Contract. The T. Rowe Price Subadvisory Contract will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     Lutheran Brotherhood pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services. The fee payable is equal to a percentage of the TRP Growth Stock Portfolio's average daily net assets. The percentage decreases as the Portfolio's assets increase. The subadvisory fee is equal to 0.45% of average daily net assets up to $50 million, 0.40% of average daily net assets over $50 million but not over $500 million, and 0.35% of the average daily net assets over $500 million.


CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank. State Street Bank and Trust Company is also the transfer agent and dividend disbursing agent for the Fund.


INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 650 Third Avenue South, Park Building, Suite 1300, Minneapolis, Minnesota 55402, serves as the Fund's independent accountants, providing professional services including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.


                            BROKERAGE TRANSACTIONS

PORTFOLIO TRANSACTIONS

     In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Lutheran Brotherhood, acting by its own officers, directors or employees or by a subadviser, including FAI, MFS, FMR, and T. Rowe Price, to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Lutheran Brotherhood, FAI, MFS, FMR, and T. Rowe Price will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available. In assessing the best overall terms available for any transaction, Lutheran Brotherhood, FAI, MFS, FMR, and T. Rowe Price will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Lutheran Brotherhood, FAI, MFS, FMR, and T. Rowe Price may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Lutheran Brotherhood, FAI, MFS, FMR, or T. Rowe Price or an affiliate of Lutheran Brotherhood, FAI, MFS, FMR, or T. Rowe Price exercises investment discretion. Lutheran Brotherhood, FAI, MFS, FMR, and T. Rowe Price may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Lutheran Brotherhood, FAI, MFS, FMR, or T. Rowe Price determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

     To the extent that the receipt of the above-described services may supplant services for which Lutheran Brotherhood or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Lutheran Brotherhood or a subadviser.

     The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Lutheran Brotherhood, FAI, MFS, FMR, T. Rowe Price, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Lutheran Brotherhood and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.


AFFILIATED TRANSACTIONS

     FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the portfolio or other Fidelity Funds and to use the research services of brokerage and other firms that have provided such assistance. FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC (NFS) and Fidelity Brokerage Services (Japan) LLC (FBSJ), provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR may also place trades with REDIBook ECN LLC (REDIBook), an electronic communication network (ECN) in which a wholly-owned subsidiary of FMR Corp. has an equity ownership interest, if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.


                                 CODE OF ETHICS

     The Fund, Lutheran Brotherhood, and the subadvisers have adopted codes of ethics pursuant to the requirements of the 1940 Act. Under the code of ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


                                CAPITAL STOCK

     The total number of shares of capital stock which the Fund has authority to issue is 2,000,000,000 shares of the par value of $.01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors. The table below shows the number of shares allocated for the FTI Small Cap Growth Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Stock Portfolio, Value Portfolio, and Limited Maturity Bond Portfolio:

                   Class                             Number of Shares

     FTI Small Cap Growth Portfolio                      50,000,000
     MFS Mid Cap Growth Portfolio                        50,000,000
     FI All Cap Portfolio                                50,000,000
     MFS Investors Growth Portfolio                      50,000,000
     TRP Growth Stock Portfolio                          50,000,000
     Value Portfolio                                     50,000,000
     Limited Maturity Bond Portfolio                     50,000,000

     Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

     The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder's name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the Investment Company Act of 1940 shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the Investment Company Act of 1940) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.

     The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares of the class relates. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

     The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of any class of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to such class.

     Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.

     The assets belonging to any class of stock will be charged with the liabilities in respect to such class, and will also be charged with their share of the general liabilities of the Fund in proportion to the asset values of the respective classes.


                            NET ASSET VALUE

FTI SMALL CAP GROWTH PORTFOLIO, MFS MID CAP GROWTH PORTFOLIO, FI ALL CAP PORTFOLIO, MFS INVESTORS GROWTH PORTFOLIO, TRP GROWTH STOCK PORTFOLIO, VALUE PORTFOLIO, AND LIMITED MATURITY BOND PORTFOLIO

     The net asset value per share is determined at the close of each day the New York Stock Exchange (the "NYSE") is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

     Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.

     The market value of each Portfolio's securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:

- Equity securities traded on the NYSE or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

- Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

- Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Lutheran Brotherhood may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

- Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

     All other securities and assets will be appraised at fair value as determined by the Board of Director.

     Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

     For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.


                                TAX STATUS

     The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:

         - derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

         -        invest in securities within certain statutory limits; and

         - distribute at least 90% of its ordinary income to shareholders.

     It is each Portfolio's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

     To avoid payment of a 4% excise tax, each Portfolio is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending December 31.


CAPITAL GAINS

     While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Lutheran Brotherhood or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in February.


CALCULATION OF PERFORMANCE DATA

     The total return and yield of each of the Portfolios will be calculated as set forth below. Calculations of performance data for the Portfolios includes the effect of the investment advisory fee charged to the Fund but does not reflect the expenses charged to the variable contracts at the separate account level.


TOTAL RETURN

     Average annual total return is computed by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested would produce the ending redeemable value, according to the following formula:

                                  P(1+T)(n) = ERV

[In the above formula "n" is an exponent.]

Where:         P      =      a hypothetical initial payment of $1,000

               T      =      average annual total return

               n      =      number of years

               ERV    =      ending redeemable value at the end of the
                             designated period assuming a hypothetical
                             $1,000 payment made at the beginning of the designated period

     The calculation is based on the further assumptions that all dividends and distributions by the Portfolio are reinvested at net asset value on the reinvestment dates during the periods. The investment advisory fee charged to the Fund is also taken into account as described later herein.


YIELD

     Yield is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the applicable maximum offering price per share on the last day of the period and annualizing the result, according to the following formula:

[A formula is expressed here that is as follows:

     Yield is equal to 2 times the difference between the sixth power of a number and 1, where that number is equal to the sum of the quotient of a divided by b and 1.]

        Where:

        a         =        dividends and interest earned during the period
                           minus the investment advisory fee accrued for the period

        b         =        the average daily number of shares outstanding
                           during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, a Portfolio computes the yield to maturity of each obligation held by a Portfolio based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), a Portfolio accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. Each Portfolio has elected not to amortize discount or premium on such securities.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

     Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which are insured and/or often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the portfolio, portfolio maturity and operating expenses and market conditions.


NONSTANDARDIZED TOTAL RETURN

     A Portfolio may provide the above described average annual total return results for periods which end no earlier than the most recent calendar quarter end and which begin one, five and ten years before such quarter end and at the commencement of such Portfolio's operations. In addition, a Portfolio may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except that the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.


                     DESCRIPTION OF DEBT RATINGS

     Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:

BONDS:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


COMMERCIAL PAPER:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o   Leading market positions in well-established industries.

         o   High rates of return of funds employed.

         o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:


BONDS:

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

         The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

         The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC typically is currently highly vulnerable to nonpayment.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

     Commercial Paper: Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                           LB SERIES FUND, INC.

                                    PART C
                             OTHER INFORMATION
                             -----------------

Item 23.      Exhibits

   (a)     Articles of Incorporation of the Registrant (4)
   (b)(1)  Bylaws of the Registrant (3)(4)(5)
   (b)(2) First Amended and Restated Bylaws of the Registrant effective December 1, 1999 (6)
   (b)(3) First Amended and Restated Bylaws of the Registrant effective December 1, 1999 (as amended September 13, 2000) (7)
   (c)     Not applicable
   (d)(1)  Investment Advisory Contract between the Registrant and Lutheran Brotherhood with respect to the Growth Portfolio, High Yield Portfolio, Income Portfolio, and Money Market Portfolio (4)
   (d)(2)  Investment Advisory Agreement between the Registrant and
           Lutheran Brotherhood providing investment advisory services to the Opportunity Growth Portfolio (7)
   (d)(3)  Investment Advisory Agreement between the Registrant and
           Lutheran Brotherhood providing investment advisory services to the World Growth Portfolio (7)
   (d)(4)  Investment Advisory Agreement between the Registrant and
           Lutheran Brotherhood providing investment advisory services to the Mid Cap Growth Portfolio (3)
   (d)(5) Investment Subadvisory Agreement between Lutheran Brotherhood, the Registrant and T. Rowe Price International, Inc. (7)
   (d)(6) Form of Investment Advisory Agreement between Lutheran Brotherhood and the Registrant with respect to the FTI Small Cap Portfolio, MFS Mid Cap Growth Portfolio, FI All Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth Stock Portfolio, Value Portfolio, and Limited Maturity Bond Portfolio (12)
   (d)(7) Form of Investment Subadvisory Agreement between Lutheran Brotherhood, the Registrant and Franklin Advisers, Inc. (12)
   (d)(8) Form of Investment Subadvisory Agreement between Lutheran Brotherhood, the Registrant and Massachusetts Financial Services Company (12)
   (d)(9) Form of Investment Subadvisory Agreement between Lutheran Brotherhood, the Registrant and T. Rowe Price Associates, Inc.
           (12)
  (d)(10) Form of Investment Subadvisory Agreement between Lutheran Brotherhood, the Registrant and Fidelity Management & Research Company (12)
  (d)(11) Form of Investment Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company (12)
   (e)     Not Applicable
   (f)     Not applicable
   (g)(1)  Custodian Contract between the Registrant and State
           Street Bank and Trust Company  (4)
   (g)(2)  Transfer Agency Agreement between the Registrant and
           State Street Bank and Trust Company  (4)
   (g)(3)  Amendment to Custodian Contract dated February 1, 1989 (1)
   (g)(4)  Amendment to Custodian Contract dated January 11, 1990  (1)
   (g)(5)  Restated Amendment to Custodian Contract dated October 6,
           2000 (7)
   (g)(6)  Letter Agreement between the Registrant and State Street
           Bank and Trust Company regarding the Opportunity Growth Portfolio and the World Growth Portfolio (2)
   (g)(7) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company regarding the Mid Cap Growth Portfolio (3)
   (h)(1) Reimbursement Agreement between the Registrant, Lutheran Brotherhood, and Lutheran Brotherhood Variable Insurance Products Company (5)
   (h)(2)  Form of Letter Agreement for Line of Credit (6)
   (i)     Opinion and consent of counsel (12)
   (j)     Not applicable
   (k)     Not applicable
   (l)(1) Letter from Lutheran Brotherhood Variable Insurance Products Company ("LBVIP")with respect to providing initial capital. (4)
   (l)(2) Letter from Lutheran Brotherhood with respect to providing initial capital to the Opportunity Growth Portfolio (2)
   (l)(3) Letter from Lutheran Brotherhood with respect to providing initial capital to the World Growth Portfolio (2)
   (l)(4) Letter from Lutheran Brotherhood Variable Insurance Products Company with respect to providing initial capital to the Opportunity Growth Portfolio (2)
   (l)(5) Letter from Lutheran Brotherhood Variable Insurance Products Company with respect to providing initial capital to the World Growth Portfolio (2)
   (l)(6) Letter from Lutheran Brotherhood with respect to providing initial capital to the Mid Cap Growth Portfolio (3)
   (l)(7) Letter from Lutheran Brotherhood Variable Insurance Products Company with respect to providing initial capital to the Mid Cap Growth Portfolio (3)
   (m)     Not applicable
   (n)     Not applicable
   (o)     Not applicable
   (p)(1)  Code of Ethics of Registrant (7)
   (p)(2)  Code of Ethics of T. Rowe Price International, Inc. (7)
   (p)(3)  Code of Ethics of Franklin Advisers, Inc. (8)
   (p)(4)  Code of Ethics of Massachusetts Financial Services Company (9)
   (p)(5)  Code of Ethics of T. Rowe Price Associates, Inc. (10)
   (p)(6)  Code of Ethics of Fidelity Investments (11)
   (q)(1) Powers of Attorney for Rolf F. Bjelland, Herbert F. Eggerding, Jr., Noel K. Estenson, Jodi L. Harpstead, Connie M. Levi, Bruce
           J. Nicholson, and Wade M. Voigt (5)
   (q)(2)  Power of Attorney for James R. Olson (7)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

     (1) Incorporated by reference from Post Effective Amendment No. 14 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

     (2) Incorporated by reference from Post Effective Amendment No. 15 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed January 17, 1996.

     (3) Incorporated by reference from Post Effective Amendment No. 18 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed November 12, 1997.

     (4) Incorporated by reference from Post Effective Amendment No. 22 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

     (5) Incorporated by reference from Post Effective Amendment No. 23 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed February 25, 1999.

     (6) Incorporated by reference from Post Effective Amendment No. 24 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed February 24, 2000.

     (7) Incorporated by reference from Post Effective Amendment No. 25 to the registration statement filed by LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

     (8) Incorporated by reference from Post Effective Amendment No. 42 to the registration statement of Franklin Strategic Series, file no. 33-39088, filed August 29, 2001.

     (9) Incorporated by reference from Post Effective Amendment No. 40 to the registration statement of MFS Series Trust IX, file no. 2-50409, filed August 28, 2000.

     (10) Incorporated by reference from Post Effective Amendment No. 23 to the registration statement of T. Rowe Price California Tax-Free Income Trust, file no. 33-08093, filed June 27, 2001.

     (11) Incorporated by reference from Post Effective Amendment No. 47 to the registration statement of Fidelity Phillips Street Trust, file no. 2-63350, filed January 29, 2001.

     (12) Filed herewith.


Item 24. Persons Controlled by or under Common Control with Registrant
----------------------------------------------------------------------
     None.


Item 25. Indemnification
------------------------

     Filed as part of the initial Registration Statement filed on March 3, 1986, and incorporated herein by reference.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

     The Adviser has been engaged in the management of its own investment portfolio since 1917, and has been a registered investment adviser since 1989. The Adviser's consolidated assets were approximately $22.9 billion on June 30, 2001. The Adviser also has owned a subsidiary investment advisory company since 1970 that acts as investment adviser to eleven mutual funds which are each a series of a registered investment company with combined net assets of approximately $4.6 billion on June 30, 2001.

     The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.)


Directors:

     Dr. Addie J. Butler                    Director
     Assistant Dean
     Community College of Philadelphia
     1700 Spring Garden Street
     Philadelphia, Pennsylvania

     Bobby I. Griffin                       Director
     Retired Executive Vice President -
        Medtronic, Inc.
     1326 Spring Valley Road
     Golden Valley, Minnesota

     James M. Hushagen                      Director
     Partner
     Eisenhower & Carlson
     1201 Pacific Avenue, Suite 1200
     Tacoma, Washington

     Richard C. Kessler                     Director
     President and Chief Executive Officer
     The Kessler Enterprise, Inc.
     7380 Sand Lake Road, Suite 120
     Orlando, Florida

     Dr. Luther S. Luedtke                  Director
     President and Chief Executive Officer
     California Lutheran University
     60 West Olsen Road
     Thousand Oaks, California

     Richard C. Lundell                     Director
     Retired General Agent -
        Lutheran Brotherhood
     7341 Dogwood Lane
     Excelsior, Minnesota

     John P. McDaniel                       Director
     Chief Executive Officer
     MedStar Health
     5565 Sterett Place
     Columbia, Maryland

     Paul W. Middeke                        Director
     Chief Financial Officer and Vice
       President - Finance/Treasurer
     The Lutheran Church - Missouri Synod
     International Center
     1333 South Kirkwood Road
     St. Louis, Missouri

     Bruce J. Nicholson                     Director, President and Chief
     Lutheran Brotherhood                   Executive Officer
     625 Fourth Avenue South
     Minneapolis, Minnesota

     Dr. Mary Ellen H. Schmider             Director
     Faculty in History and English
     University of Maryland University
       College - European Division,
       Heidelberg, Germany
     7701 180th Street
     Chippewa Falls, Wisconsin

     Dr. Kurt M. Senske                     Director
     President and Chief Executive Officer
     Lutheran Social Services
     408 West 45th Street
     Austin, Texas

     Dr. Albert K. Siu                      Director
     Vice President
     AT&T
     17 SchoolHouse Road, Room 300
     Somerset, New Jersey


Officers:

     Bruce J. Nicholson                 President and Chief Executive
                                           Officer
     Lawrence W. Stranghoener           Executive Vice President and Chief
                                           Financial Officer
     J. Keith Both                      Senior Vice President - Agency
                                           Consulting Services
     Randall L. Boushek                 Senior Vice President and Chief
                                           Investment Officer
     Michael E. Loken                   Senior Vice President - Information
                                           Technology Resources
     Jennifer H. Martin                 Senior Vice President - Corporate
                                           and Human Resources
     James R. Olson                     Senior Vice President - Member
                                           Services
     James A. Thomsen                   Senior Vice President - Agencies
     Daniel G. Walseth                  Senior Vice President - General
                                           Counsel and Secretary
     Mary M. Abbey                      Vice President - Client Systems
     Galen R. Becklin                   Vice President - Information
                                           Technology Data Center
     Colleen Both                       Vice President and Chief Compliance
                                           Officer
     Michael R. Braun                   Vice President - Applications
     David J. Christianson              Vice President - Member Operations
     Nathan A. Dungan                   Vice President - Brand/Stewardship
                                           Development
     Mitchell F. Felchle                Vice President - Institutional
                                           Relations Group
     Charles E. Heeren                  Vice President - Mutual Fund
                                           Equities
     Roger W. Howe                      Vice President - Tech Competencies
     Frederick P. Johnson               Vice President - Investments
     Gary J. Kallsen                    Vice President - Mortgages and Real
                                           Estate
     Richard J. Kleven                  Vice President - Law
     Katie S. Kloster                   Vice President - Member Services
     Fred O. Konrath                    Vice President - Field Leadership
                                           Development
     Douglas B. Miller                  Vice President - Agency Consulting
                                           Services
     C. Theodore Molen                  Vice President - Leadership
                                           Development
     Susan Oberman Smith                Vice President - Product Development
     Kay J. Owen                        Vice President - Corporate Planning
     Brenda J. Pederson                 Vice President - Member Services
     Dennis K. Peterson                 Vice President - Corporate Scorecard
     Bruce M. Piltingsrud               Vice President - Agency Consulting
                                           Services
     Richard B. Ruckdashel              Vice President - Product Marketing
     Rolf H. Running                    Vice President - Financial
                                           Management
     Thomas C. Schinke                  Vice President - Agency Consulting
                                           Services
     Mark L. Simenstad                  Vice President - Mutual Fund Bond
                                           Investments
     Lynette J.C. Stertz                Vice President and Managing
                                           Accountant - Controller
     David K. Stewart                   Vice President and Treasurer
     John O. Swanson, M.D.              Vice President and Medical Director
     Mark O. Swenson                    Vice President - General Accounting
                                           Bond Investments
     James M. Walline                   Vice President - Portfolio Manager
                                           LB Fund
     Sandra Ulsaker Wiese               Vice President - Government Affairs
     Anita J.T. Young                   Vice President - Assistant to
                                           President

     Except where noted otherwise, the business address of each of the above directors and officers employed by Lutheran Brotherhood is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

     The business and other connections of the officers and directors of Franklin Advisers, Inc. ("Subadviser for FTI Small Cap Growth Portfolio") are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-26292).

     The business and other connections of the officers and directors of Fidelity Management & Research Company ("Subadviser for FI All Cap Portfolio") are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-7884).

     The business and other connections of the officers and directors of Massachusetts Financial Services Company ("Subadviser for MFS Mid Cap Growth Portfolio and MFS Investors Growth Portfolio") are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-17352).

     The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. ("Subadviser for TRP Growth Stock Portfolio") are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No.801-856).

     The business and other connections of the officers and directors of T. Rowe Price International, Inc. ("Subadviser for World Growth Portfolio") are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713)

Item 27. Principal Underwriters
-------------------------------

Not Applicable

Item 28. Location of Accounts and Records
-----------------------------------------

     The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant's transfer agent or custodian at the following locations:

            Name                                      Address
            ----                                      -------
Lutheran Brotherhood Securities Corp.        625 Fourth Avenue South
                                             Minneapolis, Minnesota  55415

Wells Fargo Bank Minnesota, N.A.             Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 29. Management Services
----------------------------
     Not Applicable.

Item 30. Undertakings
---------------------

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 14th day of September, 2001.



                                       LB SERIES FUND, INC.

                                       By: /s/ John C. Bjork
                                           -------------------------------
                                             John C. Bjork,
                                             Secretary


     Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                  Title                        Date


     *                    President                      September 14, 2001
------------------------  (Principal Executive Officer)
James R. Olson

     *                    Treasurer and Principal        September 14, 2001
------------------------  Accounting Officer
Wade M. Voigt             (Principal Financial and
                          Accounting Officer)

     *                    Director                       September 14, 2001
------------------------
Rolf F. Bjelland

     *                    Director                       September 14, 2001
-------------------------
Herbert F. Eggerding, Jr.

     *                    Director                       September 14, 2001
-------------------------
Noel K. Estenson

     *                    Director                       September 14, 2001
-------------------------
Jodi L. Harpstead

     *                    Director                       September 14, 2001
------------------------
Connie M. Levi

     *                    Director                       September 14, 2001
------------------------
Bruce J. Nicholson



                                      *By: /s/ John C. Bjork
                                      ----------------------------
                                      John C. Bjork,
                                      Attorney-in-Fact Under Powers
                                      of Attorney filed with Post-
                                      Effective Amendments No. 23 and
                                      25

                             INDEX TO EXHIBITS


Exhibit No.                      Item
-----------        -----------------------------------------------------

EX-99.(d)(6)       Form of Investment Advisory Agreement between Lutheran
                   Brotherhood and the Registrant with respect to the FTI
                   Small Cap Portfolio, MFS Mid Cap Growth Portfolio, FI All
                   Cap Portfolio, MFS Investors Growth Portfolio, TRP Growth
                   Stock Portfolio, Value Portfolio, and Limited Maturity
                   Bond Portfolio

EX-99.(d)(7)       Form of Investment Subadvisory Agreement between Lutheran
                   Brotherhood, the Registrant and Franklin Advisers, Inc.

EX-99.(d)(8)       Form of Investment Subadvisory Agreement between Lutheran
                   Brotherhood, the Registrant and Massachusetts Financial
                   Services Company

EX-99.(d)(9)       Form of Investment Subadvisory Agreement between Lutheran
                   Brotherhood, the Registrant and T. Rowe Price Associates,
                   Inc.

EX-99.(d)(10)      Form of Investment Subadvisory Agreement between Lutheran
                   Brotherhood, the Registrant and Fidelity Management &
                   Research Company

EX-99.(d)(11)      Form of Investment Sub-Subadvisory Agreement between FMR
                   Co., Inc. and Fidelity Management & Research Company

EX-99.(i)          Opinion and consent of counsel



- 43 -